Operating Expenses - Schedule of Payroll Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information of employees [Line Items]
Total	$ 33,440	$ 55,581	$ 45,688
General and administrative
Disclosure of information of employees [Line Items]
Total	22,616	40,559	24,586
Research and development
Disclosure of information of employees [Line Items]
Total	$ 10,824	$ 15,023	$ 21,102